Commitments and Contingencies - Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements (Details)	Jun. 30, 2026 USD ($)
Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements [Abstract]
For the six months ending December 31, 2026	$ 33,936,775
For the twelve months ending December 31, 2027 and thereafter	6,205,347
Total	$ 40,142,122